Segmented information - Disclosure of revenue information based on services provided by the Company (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of products and services [line items]
Revenue	$ 14,676,152	$ 14,296,360
Managed IT and business process services
Disclosure of products and services [line items]
Revenue	8,041,857	7,674,460
Business and strategic IT consulting and systems integration services
Disclosure of products and services [line items]
Revenue	$ 6,634,295	$ 6,621,900